Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit for the year	$ 84,209	$ 28,051	$ 53,668
Adjustments for:
Depreciation	137,187	122,957	106,641
Share of profit of associate	(1,159)	(1,422)	(1,216)
Financial income	(2,650)	(720)	(427)
Financial costs	139,181	137,316	91,956
Unrealized foreign exchange losses/(gains) on cash and cash equivalents and short-term investments	(772)	1,020	518
Unrealized loss/(gain) on derivative financial instruments held for trading including ineffective portion of cash flow hedges (Note 25)	(10,505)	(18,530)	138
Recycled loss of cash flow hedges reclassified to profit or loss (Note 25)	4,368	23,514	1,290
Non-cash defined benefit obligations		(25)	26
Share-based compensation (Note 21)	4,565	3,869	2,872
Adjusted profit/(loss)	354,424	296,030	255,466
Movements in operating assets and liabilities:
(Increase)/decrease in trade and other receivables including related parties, net	(7,601)	4,872	(2,054)
Decrease/(increase) in prepayments and other assets	(1,465)	(1,807)	1,924
(Increase)/decrease in inventories	1,622	(1,964)	(1,543)
(Increase)/decrease in other non-current assets	1,396	27,133	(23,172)
Increase/(decrease) in other non-current liabilities	299	(419)	220
(Increase)/decrease in restricted cash	42	(42)
Increase in accounts payable and other current liabilities	1,544	11,517	9,654
Cash provided by operations	350,261	335,320	240,495
Interest paid	(126,631)	(78,788)	(78,916)
Net cash provided by operating activities	223,630	256,532	161,579
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(82,352)	(761,513)	(728,446)
Dividends received from associate	1,315	1,413	1,675
Return of contributed capital from associate (Note 5)	59	137
Other investments	(14,125)		(55)
Purchase of short-term investments	(37,244)	(19,500)	(74,592)
Maturity of short-term investments	55,244	7,500	97,007
Financial income received	2,504	721	359
Net cash used in investing activities	(74,599)	(771,242)	(704,052)
Cash flows from financing activities:
Proceeds from bank loans and bonds	280,000	2,274,318	606,000
Proceeds from sale and finance leaseback		217,000
Bank loan and bond repayments	(397,008)	(1,983,576)	(103,709)
Payment of loan and bonds issuance costs	(8,830)	(44,125)	(25,969)
Proceeds from issuance of Preference Shares (net of underwriting discounts and commissions)			111,378
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395	52,731	172,875
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222
Payment of equity raising costs	(2,032)	(442)	(1,839)
Payment for cross currency swaps' termination/modification	(20,603)	(31,986)
Payment for NOK bonds repurchase at a premium	(1,459)	(2,120)
Payment for interest rate swaps' termination		(30,296)
Proceeds from entering into interest rate swaps		25,465
Proceeds from stock options' exercise	1,223
Dividends paid	(121,071)	(99,207)	(84,527)
(Increase)/decrease in restricted cash		62,718	(39,892)
Payments for vessel held under finance lease		(714)
Payments for finance lease liability	(3,572)
Net cash provided by financing activities	7,265	439,766	634,317
Effects of exchange rate changes on cash and cash equivalents	772	(1,020)	(830)
Increase/(decrease) in cash and cash equivalents	157,068	(75,964)	91,014
Cash and cash equivalents, beginning of the year	227,024	302,988	211,974
Cash and cash equivalents, end of the year	384,092	227,024	302,988
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year (Note 26)	3,016	2,038	12,576
Equity raising costs included in liabilities at the end of the year (Note 26)	364	5	59
Loan issuance costs included in liabilities at the end of the year (Note 26)	$ 1,526		$ 247
Receivables from stock options exercise included in assets at the end of the year		$ 108